Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
Strategic Report	Governance Report	Financial Statements	Production, Reserves and Operations	Additional Information

21 Cash and cash equivalents

		2017	2016
	Note	US$m	US$m
Cash at bank and in hand		1,035	956
Money market funds and other cash equivalents		9,515	7,245
Balance per Group balance sheet		10,550	8,201
Bank overdrafts repayable on demand (unsecured)	22	(3)	(12)
Balance per Group cash flow statement		10,547	8,189

Cash and cash equivalents of US$290 million (2016: US$358 million) are held in countries where there are restrictions on remittances. Of this balance, US$158 million (2016: US$252 million) could be used to repay subsidiaries’ third-party borrowings.

There are also restrictions on a further US$1,089 million (2016: US$1,051 million) of cash and cash equivalents, the majority of which is held by partially owned subsidiaries and is not available for use in the wider Group due to legal and contractual restrictions currently in place. Of this balance US$703 million (2016: US$766 million) could be used to repay subsidiaries’ third-party borrowings.

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